28 Other financial liabilities	12 Months Ended
Dec. 31, 2019
Other Financial Liabilities
Other financial liabilities
28	Other financial liabilities

The Company received, in June 2019, R$499,999 from the assignment of an agreement for the supply of ethylene to a client. The product must be supplied from January to December 2020, and such supply is considered “highly probable” given the ongoing relationship with the client in terms of volumes higher than the supply flow of such agreement. The Company is not responsible for the solvency of the client.

The assignment of this agreement has no recourse or co-obligation for the Company, which is not responsible for repaying to the assignee, a financial agent, the amount received for the assignment if it complies with its obligation to supply ethylene.